UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21666

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615

(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

ANNUAL REPORT MARCH 31, 2023

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Annual Review (unaudited)

OVERVIEW

Hatteras Investment Partners, LP (“Hatteras”) became a pioneer in the alternative investment space by designing a complete alternative investment solution for qualified clients in a registered fund format. The Hatteras Core Alternatives Funds (the “Funds”) provided investors with diversified exposure to Private Investments for potential return enhancement complemented by Hedged Investments for potential volatility and risk mitigation.

For a number of years, the Funds experienced a large number of investors who wanted to tender their investments. At the same time, a similar number of investors wanted to stay in the Funds. Hatteras took into consideration multiple options to provide liquidity for investors who wanted out while recognizing the needs of investors who wanted to remain in the Funds. While exploring options, Hatteras was approached by a buyer with interest in acquiring all of the Funds’ underlying assets (the “Adviser Funds”). Ultimately, Hatteras determined that a plan of liquidation was the best course of action for the Funds’ investors.

PLAN OF LIQUIDATION

On December 7, 2021, the Hatteras Master Fund, L.P. (the “Master Fund”) exchanged interests in the Adviser Funds for Beneficient Preferred Series B-2 Unit Accounts. The Beneficient Company Group, L.P. (“Beneficient”) is a Delaware limited partnership that provides private trust solutions, including a suite of lending and liquidity products, to owners of alternative assets in need of liquidity. Initially, the transaction’s Estimated Closing NAV utilized a reference date of September 30, 2021. The transaction’s Adjusted Closing NAV, reflecting the Adviser Funds’ net asset value as of December 31, 2021, was finalized on September 1, 2022, at a level +4.05% above the transaction’s Estimated Closing NAV. The Beneficient Preferred Series B-2 Unit Accounts earn a fixed, contractual rate of 5.0% per annum, gross of Fund level fees and compounded quarterly, and are intended to serve as an intermediate step towards providing final liquidity in the form of cash proceeds to the Master Fund.

On September 21, 2022, Beneficient agreed to go public via a business combination with Avalon Acquisition Inc (“Avalon”). Beneficient filed a Form S-4 registration statement related to the business combination on December 9, 2022, and subsequently filed amendments to Form S-4 on January 24, 2023, March 6, 2023, April 19, 2023, May 8, 2023, and May 11, 2023. The SEC declared Beneficient’s Form S-4 filing effective on May 12, 2023. The Beneficient Preferred Series B-2 Unit Accounts will convert to Beneficient Class A common stock following the completion of the business combination with Avalon.

On May 16, 2023, Avalon announced that it has set June 6, 2023, as the meeting date for the special meeting of stockholders to approve the business combination with Beneficient. If approved by shareholders, upon the closing of the business combination, on or around June 8, 2023, the Master Fund will be subject to the volatility of the publicly traded share price of the Beneficient Class A common stock for some period of time prior to selling the position and during the period while the Class A common stock is being sold. After Beneficient’s public listing, the market price for the security may be subject to significant fluctuations in response to numerous factors such as lack of liquidity, general market volatility, and numerous other factors unrelated to the operating performance of the issuer. An estimate of the market price or the extent of the market fluctuation cannot be made. The non-traditional aspects of the Plan of Liquidation provide an opportunity to maximize value to investors but lack the certainty of a defined date for when cash will be exchanged.

ANNUAL PERFORMANCE REVIEW

For the fiscal year ended March 31, 2023, on a net basis, the Core Alternatives Fund, L.P. returned +2.65%, the Core Alternatives TEI Fund, L.P. returned +3.01%, the Core Alternative Institutional Fund, L.P. returned +2.66%, and the Core Alternatives TEI Institutional Fund, L.P. returned +3.05%. Each Feeder Fund invests substantially all of its assets, directly or indirectly, in the Hatteras Master Fund, L.P. Returns of the Feeder Funds will differ since the Funds have different expenses. The Master Fund outperformed its benchmark, the HFRX Global Hedge Index, which returned -3.10% for the period.

Within the Master Fund, performance was driven by the Beneficient Preferred Series B-2 Unit Accounts, which contributed +4.97% gross-of-fees, or approximately +1.93% net-of-fees. Due to the transaction’s terms and finalization of the transaction’s valuation on September 1, 2022, Private Investments and Hedged Investments had little impact on performance within the Master Fund during the fiscal year. Private Investments detracted -0.17% gross-of-fees, or approximately -0.07% net-of-fees. Hedged Investments detracted -0.14% (Gross), or approximately -0.05% net-of-fees.

Disclosure: Net-of-fee contribution at the investment level is estimated using annual expenses for the Core Alternatives TEI Fund, L.P. Past performance does not guarantee future results and current performance may be lower or higher than the figures shown.

2

Performance Summary1 (UNAUDITED)

HATTERAS MASTER FUND, L.P. (INCEPTION DATE: JANUARY 1, 2005)

Growth of $1,000,000
(4/1/2013 - 3/31/2023)

Returns	Fund	HFRXGL[2]
1-Year	3.71%	-3.10%
5-Year (average annual)	10.31%	1.61%
10-Year (average annual)	7.41%	1.45%

1.

Performance results and calculations after the Funds’ most recent fiscal year are unaudited. The principal value of the Funds will fluctuate so that an investor’s units, when redeemed, may be worth more or less than the original cost. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of the 2% redemption fee, which would reduce returns shown above. Past performance does not guarantee future results and current performance may be lower or higher than the figures shown.

2.

HFRX Global Hedge Fund Index (HFRXGL) data is sourced from Bloomberg. The index is an unmanaged portfolio of securities. Their performance results do not reflect the deduction of management fees, incentive compensation, commissions or other expenses. An investor cannot invest directly in an index. HFRXGL is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

3

Performance Summary1 (UNAUDITED)

HATTERAS CORE ALTERNATIVES FUND, L.P. (INCEPTION DATE: APRIL 1, 2005)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year[2]
2023	0.22%	0.22%	0.28%										0.72%
2022	0.20%	0.16%	-0.10%	0.28%	0.12%	0.22%	0.07%	0.17%	0.31%	0.19%	0.19%	0.36%	2.18%
2021	0.03%	0.55%	9.70%	-1.24%	1.49%	-0.26%	0.13%	4.29%	0.05%	2.61%	-0.92%	1.73%	19.20%
2020	-0.52%	-0.83%	-9.20%	3.37%	-2.75%	-0.10%	1.92%	4.35%	-0.24%	1.35%	3.24%	10.19%	10.24%
2019	0.44%	0.49%	5.30%	-3.32%	2.25%	0.39%	-0.18%	0.93%	-0.90%	-0.64%	0.34%	1.02%	6.09%
2018	0.78%	-0.12%	3.10%	-1.31%	0.34%	-0.08%	1.27%	2.93%	-0.05%	0.25%	-0.97%	-0.02%	6.20%
2017	0.14%	0.02%	1.96%	0.46%	0.58%	-0.44%	0.87%	0.57%	-0.40%	0.01%	0.52%	0.22%	4.57%
2016	-2.16%	-2.72%	-1.21%	-0.29%	-0.22%	-0.19%	1.58%	1.21%	0.47%	0.04%	-0.09%	0.16%	-3.44%
2015	0.08%	1.84%	-0.11%	0.53%	1.39%	-0.24%	1.87%	-1.25%	-1.59%	-1.46%	-0.11%	0.14%	1.02%
2014	0.60%	1.54%	-0.64%	-1.38%	1.39%	2.07%	0.16%	1.47%	0.34%	0.57%	0.67%	-0.94%	5.92%
2013	1.16%	-0.03%	0.54%	-0.39%	0.59%	-0.53%	0.94%	-0.50%	1.81%	1.88%	1.50%	2.94%	10.31%
2012	1.96%	0.89%	-0.18%	0.07%	-0.58%	0.01%	0.50%	0.74%	0.64%	-0.04%	0.08%	0.94%	5.10%
2011	0.41%	1.09%	0.69%	0.83%	-0.22%	-0.79%	0.19%	-2.37%	-3.27%	1.02%	-0.96%	-0.56%	-3.97%
2010	-0.30%	0.06%	1.72%	0.94%	-2.63%	-1.13%	0.34%	-0.11%	2.29%	1.30%	0.28%	2.31%	5.06%
2009	0.17%	-0.43%	-0.50%	0.49%	3.69%	0.79%	2.20%	1.20%	2.39%	0.11%	0.85%	0.95%	12.50%
2008	-2.89%	1.86%	-2.88%	1.57%	2.10%	-0.48%	-2.84%	-1.53%	-8.28%	-7.54%	-4.29%	-1.01%	-23.79%
2007	0.97%	0.67%	1.60%	1.86%	2.01%	0.78%	-0.05%	-1.85%	1.93%	2.71%	-1.72%	0.92%	10.16%
2006	2.80%	-0.20%	1.74%	1.10%	-1.97%	-0.75%	0.37%	0.76%	0.26%	1.60%	2.09%	0.93%	8.98%
2005	-1.54%	0.26%	1.46%	2.16%	0.48%	1.39%	-1.46%	1.35%	1.85%	6.04%

Returns	Fund	S&P 500[3]	HFRXGL[3]	Historical Data (since inception)	Fund	S&P 500[3]	HFRXGL[3]
Year-to-date	0.72%	7.50%	0.00%	Cumulative Return	109.68%	399.24%	21.59%
1-Year	2.65%	-7.73%	-3.10%	Standard Deviation[4]	6.04%	15.27%	5.39%
3-Year (average annual)	11.85%	18.60%	4.35%	Largest Drawdown[5]	-24.98%	-50.95%	-25.21%
5-Year (average annual)	8.32%	11.19%	1.61%	Drawdown — # of months[6]	17	16	14
10-Year (average annual)	5.95%	12.24%	1.45%
Annualized Since Inception	4.20%	9.34%	1.09%

Growth of $1,000,000
(4/1/2013 - 3/31/2023)

1.

Performance results and calculations after the Funds’ most recent fiscal year are unaudited. The principal value of the Funds will fluctuate so that an investor’s units, when redeemed, may be worth more or less than the original cost. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of the 2% redemption fee, which would reduce returns shown above. Past performance does not guarantee future results and current performance may be lower or higher than the figures shown. The net expense ratio and total expense ratio for the Hatteras Core Alternatives Fund, L.P. are 2.53% and 5.23%, respectively. The total expense ratio includes Acquired Fund Fees and Expenses of 2.70%. Please see the current Prospectus for detailed information regarding the expenses of the Funds.

2.

Cumulative return. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of placement fees, if applicable, which would reduce returns noted above.

3.

S&P 500 Index and HFRX Global Hedge Fund Index (HFRXGL) data are sourced from Bloomberg. The index is an unmanaged portfolio of securities. Their performance results do not reflect the deduction of management fees, incentive compensation, commissions or other expenses. An investor cannot invest directly in an index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index, with each stock’s weight in the Index proportionate to its market value. HFRXGL is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

4.	Measurement of the investment’s volatility.
5.	The peak to trough decline of an investment.
6.	Number of months of a peak to trough decline of an investment.

4

Performance Summary1 (UNAUDITED)

HATTERAS CORE ALTERNATIVES TEI FUND, L.P. (INCEPTION DATE: APRIL 1, 2005)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year[2]
2023	0.78%	0.24%	0.27%										1.29%
2022	0.19%	0.16%	-0.35%	0.24%	0.11%	0.19%	0.05%	0.15%	0.29%	0.16%	0.16%	0.33%	1.70%
2021	-0.07%	0.48%	9.70%	-1.33%	1.40%	-0.36%	0.04%	4.21%	0.52%	2.61%	-0.94%	1.73%	18.98%
2020	-0.56%	-0.87%	-9.25%	3.18%	-2.78%	-0.13%	1.50%	4.38%	-0.38%	1.22%	3.10%	10.20%	8.96%
2019	0.42%	0.47%	5.35%	-3.35%	2.24%	0.40%	-0.19%	0.92%	-0.94%	-0.67%	0.30%	0.98%	5.89%
2018	0.72%	-0.09%	3.00%	-1.33%	0.32%	-0.10%	1.25%	2.92%	-0.07%	0.23%	-0.99%	-0.04%	5.90%
2017	0.13%	0.01%	1.96%	0.45%	0.58%	-0.46%	0.85%	0.56%	-0.41%	0.00%	0.50%	0.01%	4.29%
2016	-2.17%	-2.73%	-1.28%	-0.31%	-0.22%	0.00%	1.57%	1.21%	0.48%	0.04%	-0.09%	0.17%	-3.55%
2015	0.08%	1.83%	-0.12%	0.52%	1.28%	0.29%	1.68%	-1.14%	-1.47%	-1.48%	-0.13%	0.12%	0.90%
2014	0.59%	1.52%	-0.65%	-1.40%	1.39%	2.06%	0.14%	1.48%	0.35%	0.57%	0.67%	-0.94%	5.89%
2013	1.15%	-0.04%	0.48%	-0.39%	0.59%	0.00%	0.92%	-0.52%	1.77%	1.85%	1.47%	2.92%	10.02%
2012	1.94%	0.88%	-0.20%	0.06%	-0.59%	0.00%	0.49%	0.73%	0.63%	-0.05%	0.08%	0.93%	4.99%
2011	0.41%	1.09%	0.68%	0.83%	-0.22%	-0.79%	0.19%	-2.37%	-3.28%	1.01%	-0.96%	-0.59%	-4.02%
2010	-0.34%	0.06%	1.72%	0.94%	-2.63%	-1.12%	0.35%	-0.12%	2.27%	1.28%	0.26%	2.29%	4.95%
2009	0.16%	-0.44%	-0.50%	0.47%	3.71%	0.79%	2.19%	1.20%	2.39%	0.11%	0.85%	0.95%	12.48%
2008	-2.95%	1.82%	-2.92%	1.53%	2.08%	-0.52%	-2.88%	-1.57%	-8.33%	-7.56%	-4.31%	-0.86%	-23.98%
2007	0.94%	0.64%	1.58%	1.83%	1.99%	0.75%	-0.07%	-1.88%	1.89%	2.68%	-1.74%	0.87%	9.79%
2006	2.77%	-0.20%	1.72%	1.09%	-1.98%	-0.75%	0.37%	0.72%	0.23%	1.57%	2.05%	0.90%	8.73%
2005	-1.54%	0.26%	1.46%	2.16%	0.48%	1.39%	-1.46%	1.32%	1.82%	5.97%

Returns	Fund	S&P 500[3]	HFRXGL[3]	Historical Data (since inception)	Fund	S&P 500[3]	HFRXGL[3]
Year-to-date	1.29%	7.50%	0.00%	Cumulative Return	102.09%	399.24%	21.59%
1-Year	3.01%	-7.73%	-3.10%	Standard Deviation[4]	6.03%	15.27%	5.39%
3-Year (average annual)	11.44%	18.60%	4.35%	Largest Drawdown[5]	-25.23%	-50.95%	-25.21%
5-Year (average annual)	7.98%	11.19%	1.61%	Drawdown — # of months[6]	17	16	14
10-Year (average annual)	5.69%	12.24%	1.45%
Annualized Since Inception	3.99%	9.34%	1.09%

Growth of $1,000,000
(4/1/2013 - 3/31/2023)

1.

Performance results and calculations after the Funds’ most recent fiscal year are unaudited. The principal value of the Funds will fluctuate so that an investor’s units, when redeemed, may be worth more or less than the original cost. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of the 2% redemption fee, which would reduce returns shown above. Past performance does not guarantee future results and current performance may be lower or higher than the figures shown. The net expense ratio and total expense ratio for the Hatteras Core Alternatives TEI Fund, L.P. are 2.85% and 5.55%, respectively. The total expense ratio includes Acquired Fund Fees and Expenses of 2.70%. Please see the current Prospectus for detailed information regarding the expenses of the Funds.

2.

Cumulative return. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of placement fees, if applicable, which would reduce returns noted above.

3.

S&P 500 Index and HFRX Global Hedge Fund Index (HFRXGL) data are sourced from Bloomberg. The index is an unmanaged portfolio of securities. Their performance results do not reflect the deduction of management fees, incentive compensation, commissions or other expenses. An investor cannot invest directly in an index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index, with each stock’s weight in the Index proportionate to its market value. HFRXGL is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

4.	Measurement of the investment’s volatility.
5.	The peak to trough decline of an investment.
6.	Number of months of a peak to trough decline of an investment.

5

Performance Summary1 (UNAUDITED)

HATTERAS CORE ALTERNATIVES INSTITUTIONAL FUND, L.P. (INCEPTION DATE: JANUARY 1, 2007)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year[2]
2023	0.21%	0.22%	0.28%										0.71%
2022	0.20%	0.16%	-0.10%	0.27%	0.13%	0.22%	0.07%	0.17%	0.32%	0.19%	0.19%	0.36%	2.20%
2021	0.03%	0.53%	9.64%	-1.24%	1.50%	-0.26%	0.14%	4.30%	0.05%	2.61%	-0.91%	1.73%	19.14%
2020	-0.52%	-0.83%	-9.17%	3.37%	-2.74%	-0.09%	1.92%	4.36%	-0.23%	1.36%	3.26%	10.19%	10.30%
2019	0.44%	0.51%	5.33%	-3.32%	2.25%	0.39%	-0.18%	0.93%	-0.90%	-0.64%	0.34%	1.02%	6.14%
2018	0.72%	-0.07%	3.01%	-1.30%	0.35%	-0.08%	1.27%	2.94%	-0.04%	0.25%	-0.97%	-0.02%	6.12%
2017	0.14%	0.04%	1.97%	0.45%	0.59%	-0.44%	0.87%	0.58%	-0.40%	0.01%	0.53%	0.21%	4.65%
2016	-2.09%	-2.65%	-1.20%	-0.22%	-0.14%	-0.11%	1.65%	1.21%	0.47%	0.04%	-0.09%	0.17%	-3.00%
2015	0.14%	1.72%	-0.05%	0.54%	1.32%	-0.15%	1.76%	-1.07%	-1.38%	-1.26%	-0.04%	0.19%	1.66%
2014	0.60%	1.44%	-0.52%	-1.19%	1.31%	1.93%	0.20%	1.39%	0.37%	0.58%	0.66%	-0.79%	6.09%
2013	1.23%	0.03%	0.59%	-0.32%	0.65%	-0.46%	1.00%	-0.43%	1.87%	1.94%	1.57%	2.75%	10.87%
2012	2.03%	0.96%	-0.12%	0.13%	-0.52%	0.07%	0.56%	0.80%	0.70%	0.02%	0.15%	1.00%	5.92%
2011	0.47%	1.15%	0.75%	0.89%	-0.16%	-0.72%	0.25%	-2.31%	-3.20%	1.09%	-0.89%	-0.50%	-3.23%
2010	-0.24%	0.12%	1.78%	1.01%	-2.57%	-1.06%	0.41%	-0.04%	2.36%	1.36%	0.34%	2.37%	5.89%
2009	0.24%	-0.36%	-0.45%	0.55%	3.75%	0.86%	2.27%	1.27%	2.46%	0.17%	0.91%	1.01%	13.35%
2008	-2.85%	1.91%	-2.81%	1.63%	2.14%	-0.42%	-2.78%	-1.47%	-8.22%	-7.50%	-4.23%	-0.94%	-23.27%
2007	1.12%	0.73%	1.65%	1.89%	2.06%	0.82%	0.00%	-1.89%	2.00%	2.75%	-1.71%	0.97%	10.76%

Returns	Fund	S&P 500[3]	HFRXGL[3]	Historical Data (since inception)	Fund	S&P 500[3]	HFRXGL[3]
Year-to-date	0.71%	7.50%	0.00%	Cumulative Return	93.01%	302.13%	7.21%
1-Year	2.66%	-7.73%	-3.10%	Standard Deviation[4]	6.13%	15.94%	5.48%
3-Year (average annual)	11.88%	18.60%	4.35%	Largest Drawdown[5]	-24.29%	-50.95%	-25.21%
5-Year (average annual)	8.36%	11.19%	1.61%	Drawdown — # of months[6]	17	16	14
10-Year (average annual)	6.13%	12.24%	1.45%
Annualized Since Inception	4.13%	8.94%	0.43%

Growth of $1,000,000
(4/1/2013 - 3/31/2023)

1

Performance results and calculations after the Funds’ most recent fiscal year are unaudited. The principal value of the Funds will fluctuate so that an investor’s units, when redeemed, may be worth more or less than the original cost. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of the 2% redemption fee or up-front placement fees, which would reduce returns shown above. Past performance does not guarantee future results and current performance may be lower or higher than the figures shown. The net expense ratio and total expense ratio for the Hatteras Core Alternatives Institutional Fund, L.P. are 2.52% and 5.52%, respectively. The total expense ratio includes Acquired Fund Fees and Expenses of 2.70%. Please see the current Prospectus for detailed information regarding the expenses of the Funds.

2.

Cumulative return. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of placement fees, if applicable, which would reduce returns noted above.

3.

S&P 500 Index and HFRX Global Hedge Fund Index (HFRXGL) data are sourced from Bloomberg. The index is an unmanaged portfolio of securities. Their performance results do not reflect the deduction of management fees, incentive compensation, commissions or other expenses. An investor cannot invest directly in an index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index, with each stock’s weight in the Index proportionate to its market value. HFRXGL is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

4.	Measurement of the investment’s volatility.
5.	The peak to trough decline of an investment.
6.	Number of months of a peak to trough decline of an investment.

6

Performance Summary1 (UNAUDITED)

HATTERAS CORE ALTERNATIVES TEI INSTITUTIONAL FUND, L.P. (INCEPTION DATE: FEBRUARY 1, 2007)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year[2]
2023	0.54%	0.26%	0.28%										1.07%
2022	0.21%	0.17%	-0.24%	0.25%	0.13%	0.22%	0.07%	0.17%	0.32%	0.19%	0.19%	0.36%	2.09%
2021	-0.06%	0.50%	9.69%	-1.32%	1.42%	-0.34%	0.06%	4.24%	0.51%	2.62%	-0.93%	1.74%	19.14%
2020	-0.56%	-0.87%	-9.23%	3.32%	-2.77%	-0.11%	1.54%	4.41%	-0.36%	1.23%	3.12%	10.19%	9.26%
2019	0.42%	0.48%	5.31%	-3.34%	2.25%	0.40%	-0.19%	0.92%	-0.94%	-0.67%	0.30%	0.99%	5.90%
2018	0.72%	-0.07%	3.01%	-1.32%	0.33%	-0.09%	1.26%	2.93%	-0.06%	0.24%	-0.98%	-0.03%	6.02%
2017	0.14%	0.03%	1.98%	0.46%	0.59%	-0.44%	0.87%	0.57%	-0.40%	0.01%	0.52%	0.20%	4.63%
2016	-2.09%	-2.65%	-1.24%	-0.24%	-0.14%	-0.11%	1.64%	1.22%	0.49%	0.04%	-0.08%	0.18%	-3.03%
2015	0.14%	1.72%	-0.04%	0.54%	1.32%	-0.15%	1.75%	-1.08%	-1.39%	-1.27%	-0.05%	0.18%	1.62%
2014	0.59%	1.44%	-0.52%	-1.20%	1.30%	1.93%	0.19%	1.40%	0.38%	0.58%	0.67%	-0.79%	6.10%
2013	1.10%	0.03%	0.47%	-0.29%	0.59%	-0.43%	0.90%	-0.41%	1.67%	1.73%	1.40%	2.71%	9.84%
2012	2.01%	0.94%	-0.13%	0.13%	-0.52%	0.07%	0.56%	0.80%	0.70%	0.02%	0.14%	1.00%	5.85%
2011	0.48%	1.16%	0.69%	0.81%	-0.14%	-0.65%	0.23%	-2.24%	-3.21%	1.07%	-0.91%	-0.51%	-3.26%
2010	-0.23%	0.13%	1.79%	1.01%	-2.56%	-1.06%	0.42%	-0.05%	2.34%	1.35%	0.33%	2.36%	5.88%
2009	0.24%	-0.36%	-0.43%	0.54%	3.74%	0.85%	2.26%	1.27%	2.46%	0.18%	0.92%	1.02%	13.37%
2008	-2.87%	1.87%	-2.83%	1.59%	2.09%	-0.44%	-2.82%	-1.50%	-8.26%	-7.51%	-4.24%	-0.91%	-23.48%
2007	0.71%	1.62%	1.87%	2.03%	0.80%	-0.04%	-1.95%	2.01%	2.72%	-1.76%	0.96%	9.23%	10.76%

Returns	Fund	S&P 500[3]	HFRXGL[3]	Historical Data (since inception)	Fund	S&P 500[3]	HFRXGL[3]
Year-to-date	1.07%	7.50%	0.00%	Cumulative Return	85.78%	296.14%	0.34%
1-Year	3.05%	-7.73%	-3.10%	Standard Deviation[4]	6.13%	15.98%	5.48%
3-Year (average annual)	11.66%	18.60%	4.35%	Largest Drawdown[5]	-24.53%	-50.95%	-25.21%
5-Year (average annual)	8.13%	11.19%	1.61%	Drawdown — # of months[6]	17	16	14
10-Year (average annual)	5.94%	12.24%	1.45%
Annualized Since Inception	3.91%	8.89%	0.34%

Growth of $1,000,000
(4/1/2013 - 3/31/2023)

1

Performance results and calculations after the Funds’ most recent fiscal year are unaudited. The principal value of the Funds will fluctuate so that an investor’s units, when redeemed, may be worth more or less than the original cost. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of the 2% redemption fee or up-front placement fees, which would reduce returns shown above. Past performance does not guarantee future results and current performance may be lower or higher than the figures shown. The net expense ratio and total expense ratio for the Hatteras Core Alternatives TEI Institutional Fund, L.P. are 2.80% and 5.50%, respectively. The total expense ratio includes Acquired Fund Fees and Expenses of 2.70%. Please see the current Prospectus for detailed information regarding the expenses of the Funds.

2.

Cumulative return. Returns are net of all expenses of the Funds, including the management fee and incentive allocations, and reflect reinvestment of all distributions, if applicable. Returns do not reflect payment of placement fees, if applicable, which would reduce returns noted above.

3.

S&P 500 Index and HFRX Global Hedge Fund Index (HFRXGL) data are sourced from Bloomberg. The index is an unmanaged portfolio of securities. Their performance results do not reflect the deduction of management fees, incentive compensation, commissions or other expenses. An investor cannot invest directly in an index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index, with each stock’s weight in the Index proportionate to its market value. HFRXGL is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

4.	Measurement of the investment’s volatility.
5.	The peak to trough decline of an investment.
6.	Number of months of a peak to trough decline of an investment.

7

ALLOCATION AS A PERCENTAGE OF
TOTAL PARTNERS’ CAPITAL (Unaudited)

Category	Percentage
Private Preferred Equity	100.28%
Liabilities in Excess of Other Assets	-0.28%
Total	100.00%

8

Definitions (UNAUDITED)

HFRX Global Hedge Fund Index: Index data, sourced from Hedge Funds Research, Inc., is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. You cannot invest directly in an index. Benchmark performance should not be considered reflective of performance of the Funds.

S&P 500 Total Return Index: The Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index, with each stock’s weight in the Index proportionate to its market value. You cannot invest directly in an index. Benchmark performance should not be considered reflective of performance of the Funds.

9

Strategy Definitions (UNAUDITED)

Private Investments: Investing in equity-oriented securities through a privately negotiated process. The majority of private investment transactions involve companies that are not publicly traded. Private investments are used by companies that have achieved various stages of development. Most investors access this strategy by investing in private equity funds or private equity funds of funds.

Hedged Investments: Portfolio management that uses sophisticated investment tactics to minimize risk and provide positive returns. Hedged investments are generally set up as private investment partnerships and are not subject to registration under the Investment Company Act of 1940. As such, they may lack liquidity, be available only to certain high net worth investors and institutions, and may use strategies that employ leverage and shorts.

10

Safe Harbor and Forward-Looking Statements Disclosure (UNAUDITED)

Safe Harbor Statement: This presentation shall not constitute an offer to sell or a solicitation of an offer to buy, nor shall there be any sale of, the securities in any state or jurisdiction in which such offer or solicitation or sale would be unlawful prior to registration or qualification under the laws of such state or jurisdiction. Forward-Looking Statements: This presentation contains certain statements that may include “forward-looking statements” within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. All statements, other than statements of historical fact, included herein are “forward-looking statements.” Included among “forward- looking statements” are, among other things, statements about our future outlook on opportunities based upon current market conditions. Although the company believes that the expectations reflected in these forward-looking statements are reasonable, they do involve assumptions, risks and uncertainties, and these expectations may prove to be incorrect. Actual results could differ materially from those anticipated in these forward-looking statements as a result of a variety of factors. You should not place undue reliance on these forward-looking statements, which speak only as of the date of this discussion. Other than as required by law, the company does not assume a duty to update these forward-looking statements. Past performance is no guarantee of future results. The illustrations are not intended to predict the performance of any specific investment or security. The past performance figures do not represent performance of any Hatteras security and there can be no assurance that any Hatteras security will achieve the past returns of the illustrative examples. This is not an offering to subscribe for units in any fund and is intended for informational purposes only. An offering can only be made by delivery of the Prospectus to “qualified clients” within the meaning of U.S. securities laws. Diversification does not assure a profit or protect against a loss.

Please carefully consider the investment objectives, risks, and charges and expenses of the Funds before investing. Please read the Prospectus carefully before investing as it contains important information on the investment objectives, composition, fees, charges and expenses, risks, suitability, and tax obligations of investing in the Funds. Copies of the Prospectus and performance data current to the most recent month-end may be obtained online at hatterasfunds.com or by contacting Hatteras at 866.388.6292. Past performance does not guarantee future results.

The Hatteras Core Alternatives Fund, L.P.; the Hatteras Core Alternatives TEI Fund, L.P; the Hatteras Core Alternatives Institutional Fund, L.P.; and the Hatteras Core Alternatives TEI Institutional Fund, L.P.(collectively referred to herein as the “Hatteras Core Alternatives Fund” or the “Fund”) are Delaware limited partnerships that are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as non- diversified, closed-end management investment companies whose units are registered under the Securities Act of 1933, as amended. The Hatteras Core Alternatives Fund is a fund of alternative investments. As such, the Fund invests in private hedge funds and private equity investments. Hedge funds are speculative investments and are not suitable for all investors, nor do they represent a complete investment program. A hedge fund can be described generally as a private and unregistered investment pool that accepts investors’ money and employs hedging and arbitrage techniques using long and short positions, leverage and derivatives, and investments in many markets.

Key Risk Factors: The Fund, through an investment in the Master Fund, will invest substantially all of its assets in underlying funds that are generally not registered as investment companies under the 1940 Act and, therefore, the Fund will not have the benefit of various protections provided under the 1940 Act with respect to an investment in those underlying funds. The Fund can be highly volatile, carry substantial fees, and involve complex tax structures. Investments in the Fund involve a high degree of risk, including loss of entire capital. The underlying funds may engage in speculative investment strategies and practices, such as the use of leverage, short sales, and derivatives transactions, which can increase the risk of investment loss. The Fund provides limited liquidity, and units in the Fund are not transferable. Liquidity will be provided only through repurchase offers made by the Fund from time to time, generally on a quarterly basis upon prior written notice. The success of the Fund is highly dependent on the financial and managerial expertise of its principals and key personnel of the Fund’s investment manager. Although the investment manager for the Fund expects to receive detailed information from each underlying fund on a regular basis regarding its valuation, investment performance, and strategy, in most cases the investment manager has little or no means of independently verifying this information. The underlying funds are not required to provide transparency with respect to their respective investments. By investing in the underlying funds indirectly through the Fund, investors will be subject to a dual layer of fees, both at the Fund and underlying fund levels. Certain underlying funds will not provide final Schedule K-1s for any fiscal year before April 15th of the following year. Those funds, however, will endeavor to provide estimates of taxable income or losses with respect to their investments. Please see the Prospectus for a detailed discussion of the specific risks disclosed here and other important risks and considerations.

Securities offered through Hatteras Capital Distributors, LLC, member FINRA/SIPC. Hatteras Capital Distributors, LLC is affiliated with Hatteras Investment Partners, LP, by virtue of common control/ownership.

11

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Hatteras Core Alternatives Funds

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the year ended March 31, 2023

Hatteras Core Alternatives Funds

As of and for the year ended March 31, 2023

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Assets, Liabilities and Partners’ Capital

March 31, 2023

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$49,210,441	$61,999,613	$58,810,381	$156,500,028
Cash and cash equivalents	14,446	4,191	4,205	8,760
Receivable for withdrawals from Hatteras Master Fund, L.P.	112,185	121,467	135,801	341,588
Other receivables	17	19	10	32
Prepaid assets	23,002	28,856	27,486	72,921
Total assets	$49,360,091	$62,154,146	$58,977,883	$156,923,329
Liabilities and partners’ capital
Servicing fees payable	79,628	100,344	95,159	253,364
Performance allocation payable	112,185	121,467	135,801	341,588
Professional fees payable	39,000	35,600	38,900	37,700
Accounting, administration and transfer agency fees payable	20,688	31,203	24,604	42,986
Other payables	1,374	1,618	1,173	2,260
Printing fees payable	2,109	2,109	2,109	2,109
Custodian fees payable	1,206	2,602	1,206	2,602
Withholding tax payable	—	3,125	—	3,125
Total liabilities	256,190	298,068	298,952	685,734
Partners’ capital	49,103,901	61,856,078	58,678,931	156,237,595
Total liabilities and partners’ capital	$49,360,091	$62,154,146	$58,977,883	$156,923,329
Components of partners’ capital
Paid-in capital	$3,911,469	$10,591,062	$4,088,792	$(13,679,506)
Total distributable earnings	45,192,432	51,265,016	54,590,139	169,917,101
Partners’ capital	$49,103,901	$61,856,078	$58,678,931	$156,237,595
Net asset value per unit	$166.14	$161.51	$175.21	$171.34
Maximum offering price per unit**	$169.53	$164.81	$175.21	$171.34
Number of authorized units	7,500,000.00	7,500,000.00	10,000,000.00	7,500,000.00
Number of outstanding units	295,558.33	382,987.25	334,897.35	911,872.33

*	Consolidated Statement. See Note 2 in the notes to the financial statements.
**	The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Operations

For the Year Ended March 31, 2023

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.
Investment income	$2,082	$2,623	$2,487	$6,621
Operating expenses	(584,858)	(737,238)	(699,041)	(1,861,830)
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.	(582,776)	(734,615)	(696,554)	(1,855,209)
Feeder Fund investment income
Interest	627	674	612	727
Total Feeder Fund investment income	627	674	612	727
Feeder Fund expenses
Servicing fee	315,545	396,021	377,083	1,001,219
Accounting, administration and transfer agency fees	80,963	123,151	97,571	171,342
Insurance fees	55,872	70,237	66,514	176,192
Professional fees	29,534	37,000	30,111	40,600
Printing fees	2,124	2,124	2,112	2,124
Custodian fees	6,232	6,121	6,144	6,092
Withholding tax	—	(222,298)	—	(411,048)
Other expenses	7,893	8,789	6,036	3,932
Total Feeder Fund expenses	498,163	421,145	585,571	990,453
Net investment income/(loss)	(1,080,312)	(1,155,086)	(1,281,513)	(2,844,935)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exhange transactions	24,289	30,693	29,014	77,328
Net change in unrealized appreciation/depreciation on investments	2,405,987	3,032,634	2,875,580	7,657,740
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.	2,430,276	3,063,327	2,904,594	7,735,068
Net increase/(decrease) in partners’ capital resulting from operations	$1,349,964	$1,908,241	$1,623,081	$4,890,133

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the years ended March 31, 2022 and 2023

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners’ Capital, at March 31, 2021	$49,280,569	$62,554,821	$58,581,213	$155,421,056
Capital contributions	149,998	50,000	—	—
Capital withdrawals	(5,392,286)	(7,181,758)	(5,952,663)	(15,740,472)
Performance allocation	(435,054)	(530,480)	(518,155)	(1,366,795)
Net investment income/(loss)	(1,042,391)	(1,497,594)	(1,222,605)	(3,353,120)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	1,736,440	2,243,951	2,001,591	5,253,918
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securites and foreign exchange translations	3,539,147	4,409,846	4,266,690	11,401,374
Partners’ Capital, at March 31, 2022	$47,836,423	$60,048,786	$57,156,071	$151,615,961
Capital contributions	—	—	—	—
Capital withdrawals	—	—	—	—
Performance allocation	(82,486)	(100,949)	(100,221)	(268,499)
Net investment income/(loss)	(1,080,312)	(1,155,086)	(1,281,513)	(2,844,935)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	24,289	30,693	29,014	77,328
Net change in unrealized appreciation/depreciation on investments	2,405,987	3,032,634	2,875,580	7,657,740
Partners’ Capital, at March 31, 2023	$49,103,901	$61,856,078	$58,678,931	$156,237,595

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Cash Flows

For the Year Ended March 31, 2023

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase/(decrease) in partners’ capital resulting from operations	$1,349,964	$1,908,241	$1,623,081	$4,890,133
Adjustments to reconcile net increase/(decrease) in partners’ capital resulting from operations to net cash used in operating activies:
Proceeds, net of change in withdrawals receivable, from Hatteras Master Fund, L.P.	357,089	499,910	439,587	1,347,719
Net investment (income)/loss allocated from Hatteras Master Fund, L.P.	582,776	734,615	696,554	1,855,209
Net realized (gain)/loss from investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(24,289)	(30,693)	(29,014)	(77,328)
Net change in unrealized (appreciation)/depreciation on investments allocated from Hatteras Master Fund, L.P.	(2,405,987)	(3,032,634)	(2,875,580)	(7,657,740)
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	(82,485)	(100,950)	(100,220)	(268,499)
(Increase)/Decrease in other receivables	(17)	(19)	(10)	(32)
(Increase)/Decrease in prepaid assets	637	946	511	1,087
Increase/(Decrease) in servicing fees payable	53,605	67,686	64,066	170,895
Increase/(Decrease) in professional fees payable	(15,574)	(244,908)	(14,296)	(456,167)
Increase/(Decrease) in printing fees payable	(993)	(993)	(993)	(993)
Increase/(Decrease) in accounting, administration and transfer agency fees payable	(1,413)	(1,284)	(499)	129
Increase/(Decrease) in custodian fees payable	1,042	1,549	1,018	1,531
Increase/(Decrease) in withholding tax payable	—	3,125	—	3,125
Increase/(Decrease) in other payables	91	(5,400)	—	(5,309)
Net cash used in operating activities	(185,554)	(200,809)	(195,795)	(196,240)
Net change in cash and cash equivalents	(185,554)	(200,809)	(195,795)	(196,240)
Cash and cash equivalents at beginning of year	200,000	205,000	200,000	205,000
Cash and cash equivalents at end of year	$14,446	$4,191	$4,205	$8,760
Supplemental disclosure of withholding tax paid	$—	$17,977	$—	$44,686

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the year ended March 31, 2023

1.	ORGANIZATION

The Hatteras Core Alternatives Funds, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Core Alternatives Fund, L.P.
Hatteras Core Alternatives TEI Fund, L.P.
Hatteras Core Alternatives Institutional Fund, L.P.
Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Hatteras Master Fund, L.P. (the “Master Fund” together with the Feeder Funds, the “Funds”), which is registered under the 1940 Act. Hatteras Investment Partners, LP (the “Investment Manager” or the “General Partner”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as Investment Manager to the Master Fund. Investors who acquire units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (each a “Blocker Fund” and collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objectives as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in the Master Fund. The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. The Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. assuming, and as stated previously in the paragraph, their investment in the Master Fund passes through the applicable Blocker Fund.

Each Feeder Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services - Investment Companies (“ASC 946”). The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Feeder Funds’ financial statements. The percentages of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at March 31, 2023 are:

Hatteras Core Alternatives Fund, L.P.	15.07%
Hatteras Core Alternatives TEI Fund, L.P.	18.99%
Hatteras Core Alternatives Institutional Fund, L.P.	18.01%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	47.93%

Each of the Feeder Funds has an appointed Board of Directors (collectively the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

At the meeting of the Master Fund and Feeder Funds’ Board held on December 7, 2021, by a unanimous vote, the Board approved a Plan of Liquidation of the Master Fund and the Feeder Funds, and on December 7, 2021, the Master Fund exchanged interests in the Adviser Funds for Preferred Series B-2 Unit Accounts of The Beneficient Company Group, L.P. (see Note 8 of the Notes to Financial Statements for the Master Fund).

2.	SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with GAAP and are expressed in United States (“U.S.”) dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value, based on each Feeder Fund’s pro rata percentage of partners’ capital of the Master Fund. Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.	Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and change in unrealized appreciation and depreciation from the Master Fund.

c.	Feeder Fund Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds is recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager or sub-adviser. The Feeder Funds’ specific expenses are recorded on an accrual basis.

d.	Tax Basis Reporting

Historically, the Master Fund invested primarily in investment funds treated as partnerships for U.S. Federal tax purposes. The tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the trading advisers (“Adviser Funds”). The tax basis for the Adviser Funds carried over to the Beneficient Preferred Series B-2 Unit Accounts. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. The tax basis for the Adviser Funds carried over to the Beneficient Preferred Series B-2 Unit Accounts.

e.	Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the partners’ capital, income, expenses, and the realized and unrealized gains/(losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Feeder Funds’ tax years ended December 31, 2019 through December 31, 2022, the Feeder Funds are open to examination by major tax jurisdictions under the statute of limitations.

Management has reviewed any potential tax positions as of March 31, 2023 and determined that the Feeder Funds do not have a liability for any unrecognized tax benefits. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2023, the Feeder Funds did not incur any interest or penalties.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Blocker Funds may be subject to withholding of U.S. Federal income tax at the current statutory rate of their allocable share of the Master Fund’s U.S.-source dividend income and other U.S.-source fixed, determinable annual or periodic gains, profits, or income, as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended. This tax treatment differs in comparison to the tax treatment of most forms of interest income.

f.	Cash and Cash Equivalents

Cash and cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

h.	Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds, as presented in the Statements of Assets, Liabilities and Partners’ Capital, Statements of Operations, Statements of Changes in Partners’ Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

3.	ALLOCATION OF LIMITED PARTNERS’ CAPITAL

Allocation Periods begin on the first calendar day of each month and end at the close of business on the last day of each month (“Allocation Period”). The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Net profits or net losses of the Feeder Funds for each Allocation Period will be allocated among and credited to or debited against the Capital Accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, which includes; net change in unrealized appreciation or depreciation of investments, realized gain/(loss), and net investment income/(loss) during an Allocation Period.

Each Limited Partner’s Capital Account will have an opening balance equal to the Limited Partner’s initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner’s Units or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Ending Units, March 31, 2021	329,799.59	431,007.37	371,895.08	1,012,365.31
Contributions	1,001.45	344.33	—	—
Withdrawals	(35,242.71)	(48,364.45)	(36,997.73)	(100,492.98)
Ending Units, March 31, 2022	295,558.33	382,987.25	334,897.35	911,872.33
Contributions	—	—	—	—
Withdrawals	—	—	—	—
Ending Units, March 31, 2023	295,558.33	382,987.25	334,897.35	911,872.33

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

4.	RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, each Feeder Fund will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee charged at the annual rate of 0.65% of the month-end partners’ capital of each Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is calculated for each Feeder Fund at the Master Fund level. The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. A Performance Allocation of $82,486, $100,949, $100,221, and $268,499 for the year ended March 31, 2023, was allocated to the Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., respectively.

Hatteras Capital Distributors, LLC (“HCD”), an affiliate of the Investment Manager, serves as the Feeder Funds’ distributor. HCD receives a servicing fee from the Investment Manager based on the partners’ capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

U.S. Bank, N.A. (“USB”) serves as custodian of the Feeder Funds’ cash balances and provides custodial services for the Feeder Funds. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), serves as the administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average total Limited Partners’ capital, subject to certain minimums.

The Master Fund has engaged a third party to provide compliance services including the appointment of the Funds’ Chief Compliance Officer. On April 7, 2022, the Funds’ compliance service provider, Cipperman Compliance Services (“Cipperman”) was acquired by Foreside Financial Group, LLC (“Foreside”). On May 31, 2022, the Funds’ compliance service provider, Foreside was acquired by Adviser Compliance Associates, LLC doing business as ACA Group (“ACA”). ACA is paid an annual fee of $63,000 for services provided, which is allocated among the Funds.

As of March 31, 2023, Limited Partners who are affiliated with the Investment Manager owned $2,062,988 (3.52% of partners’ capital) of Hatteras Core Alternatives Institutional Fund, L.P., $3,118 (0.01% of partners’ capital) of Hatteras Core Alternatives TEI Fund, L.P., and $802,048 (0.51% of partners’ capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.	RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund’s financial statements included in this report along with the applicable Feeder Fund’s prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds’ investment objectives will be met.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

6.	REPURCHASE OF LIMITED PARTNERS’ UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase Units, the Board will consider, among other things, the recommendation of the Investment Manager. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds’ income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner’s one-year anniversary of its initial investment may be subject to a maximum 2.00% repurchase fee. There were no repurchase fees charged during the year ended March 31, 2023. According to the terms of the Plan of Liquidation, the Feeder Funds did not make any offers to repurchase shares during the fiscal year ended March 31, 2023 and do not expect to make any offer to repurchase shares prior to its final distribution of any remaining proceeds. See Notes 8 and 12 of the Notes to Financial Statements for the Master Fund for additional information related to the Master Fund’s transaction with Beneficient and related subsequent events.

7.	INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts for each Feeder Fund are calculated based on each Limited Partner’s net asset value. The Investment Manager’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on the timing of contributions and withdrawals and Performance Allocation.

The ratios are calculated by dividing total dollars of income or expenses, as applicable, by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated based on the change in unit value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

8.	FINANCIAL HIGHLIGHTS (continued)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.**	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.**
Unit Value, March 31, 2018	$113.39	$111.97	$119.39	$117.96
Income from investment operations:
Net investment income/(loss)	(6.80)	(7.44)	(0.45)	(0.89)
Net realized and unrealized gain/(loss) on investment transactions	16.27	16.58	10.57	10.68
Total from investment operations	9.47	9.14	10.12	9.79
Unit Value, March 31, 2019	122.86	121.11	129.51	127.75
Income from investment operations:
Net investment income/(loss)	(8.93)	(10.55)	(0.74)	(1.43)
Net realized and unrealized gain/(loss) on investment transactions	(3.46)	(1.99)	(12.38)	(11.85)
Total from investment operations	(12.39)	(12.54)	(13.12)	(13.28)
Unit Value, March 31, 2020	110.47	108.57	116.39	114.47
Income from investment operations:
Net investment income/(loss)*	(2.38)	(3.94)	(2.44)	(3.76)
Net realized and unrealized gain/(loss) on investment transactions	41.34	40.51	43.57	42.81
Total from investment operations	38.96	36.57	41.13	39.05
Unit Value, March 31, 2021	149.43	145.14	157.52	153.52
Income from investment operations:
Net investment income/(loss)*	(3.37)	(3.73)	(3.51)	(3.53)
Net realized and unrealized gain/(loss) on investment transactions	15.79	15.38	16.66	16.28
Total from investment operations	12.42	11.65	13.15	12.75
Unit Value, March 31, 2022	161.85	156.79	170.67	166.27
Income from investment operations:
Net investment income/(loss)*	(3.66)	(3.02)	(3.83)	(3.12)
Net realized and unrealized gain/(loss) on investment transactions	7.94	7.74	8.37	8.19
Total from investment operations	4.29	4.72	4.54	5.07
Unit Value, March 31, 2023	$166.14	$161.51	$175.21	$171.34

*	Calculated using the average shares outstanding method.
**	Consolidated Statement. See Note 2 in the notes to the financial statements.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

8.	FINANCIAL HIGHLIGHTS (continued)

	For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.	2023	2022	2021	2020	2019
Total return before Performance Allocation	2.82%	9.21%	37.17%	(10.06)%	9.04%
Performance Allocation	(0.17)%	(0.90)%	(1.90)%	(0.02)%	(0.69)%
Total return after Performance Allocation	2.65%	8.31%	35.27%	(10.08)%	8.35%
Net investment income/(loss)[1]	(2.23)%	(2.16)%	(1.94)%	(1.53)%	(1.53)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.23%	2.75%	2.77%	2.51%	2.30%
Performance Allocation[1]	0.17%	0.90%	1.90%	0.02%	0.69%
Net expenses[1]	2.40%	3.65%	4.67%	2.53%	2.99%
Partners’ capital, end of year (000’s)	$49,104	$47,836	$49,281	$45,873	$64,607
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. The Master Fund terminated its credit facility agreement on February 14, 2022 and as such, did not incur any credit facility fees and interest income for the year ended March 31, 2023. For the years ended March 31, 2022 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.11%, 0.10%, 0.04%, and 0.05%, respectively. For the years ended March 31, 2022 - 2019, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.64%, 2.67%, 2.47%, and 2.25%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

8.	FINANCIAL HIGHLIGHTS (continued)

	For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.	2023	2022	2021	2020	2019
Total return before Performance Allocation	3.18%	8.90%	35.43%	(10.36)%	8.83%
Performance Allocation	(0.17)%	(0.87)%	(1.75)%	0.00%	(0.67)%
Total return after Performance Allocation	3.01%	8.03%	33.68%	(10.36)%	8.16%
Net investment income/(loss)[1]	(1.90)%	2.46%	(3.31)%	(1.87)%	(1.71)%
Operating expenses, excluding Performance Allocation[1,2,3]	1.90%	3.05%	4.13%	2.85%	2.49%
Performance Allocation[1]	0.17%	0.87%	1.75%	0.00%	0.67%
Net expenses[1]	2.07%	3.92%	5.88%	2.85%	3.16%
Partners’ capital, end of year (000’s)	$61,856	$60,049	$62,555	$58,262	$83,498
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. The Master Fund terminated its credit facility on February 14, 2022 and as such, did not incur any credit facility fees and interest income for the year ended March 31, 2023. For the years ended March 31, 2022 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.11%, 0.10%, 0.04%, and 0.05%, respectively. For the years ended March 2023 - 2019, the ratios of withholding tax to average partners’ capital were (0.37)%, 0.35%, 1.40%, 0.43%, and 0.19%, respectively. For the years ended March 31, 2023 - 2019, the ratios of operating expenses excluding withholding tax expense and facility fees and interest expense to average partners’ capital were 2.27%, 2.59%, 2.63%, 2.38%, and 2.25%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

8.	FINANCIAL HIGHLIGHTS (continued)

	For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.	2023	2022	2021	2020	2019
Total return before Performance Allocation	2.83%	9.25%	37.28%	(10.11)%	9.18%
Performance Allocation	(0.17)%	(0.90)%	(1.94)%	(0.02)%	(0.70)%
Total return after Performance Allocation	2.66%	8.35%	35.34%	(10.13)%	8.48%
Net investment income/(loss)[1]	(2.21)%	(2.13)%	(1.89)%	(1.53)%	(1.46)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.22%	2.72%	2.71%	2.50%	2.24%
Performance Allocation[1]	0.17%	0.90%	1.94%	0.02%	0.70%
Net expenses[1]	2.39%	3.62%	4.65%	2.52%	2.94%
Partners’ capital, end of year (000’s)	$58,679	$57,156	$58,581	$53,160	$73,552
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. The Master Fund terminated its credit facility agreement on February 14, 2022 and as such, did not incur any credit facility fees and interest income for the year ended March 31, 2023. For the years ended March 31, 2022 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.11%, 0.10%, 0.04%, and 0.05%, respectively. For the years ended March 31, 2022 - 2019, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.61%, 2.61%, 2.46%, and 2.19%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

8.	FINANCIAL HIGHLIGHTS (concluded)

	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.	2023	2022	2021	2020	2019
Total return before Performance Allocation	3.22%	9.21%	35.91%	(10.40)%	8.98%
Performance Allocation	(0.17)%	(0.90)%	(1.80)%	0.00%	(0.68)%
Total return after Performance Allocation	3.05%	8.31%	34.11%	(10.40)%	8.30%
Net investment income/(loss)[1]	(1.85)%	(2.21)%	(2.98)%	(1.82)%	(1.66)%
Operating expenses, excluding Performance Allocation[1,2,3]	1.85%	2.79%	3.80%	2.80%	2.43%
Performance Allocation[1]	0.17%	0.90%	1.80%	0.00%	0.68%
Net expenses[1]	2.03%	3.69%	5.60%	2.80%	3.11%
Partners’ capital, end of year (000’s)	$156,238	$151,616	$155,421	$142,420	$198,405
Portfolio turnover rate (Master Fund)	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. The Master Fund terminated its credit agreement on February 14, 2022 and as such, did not incur any credit facility fees and interest income for the year ended March 31, 2023. For the years ended March 31, 2022 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.11%, 0.10%, 0.04%, and 0.05%, respectively. For the years ended March 31, 2023 - 2019, the ratios of withholding tax to average partners’ capital were (0.27%), 0.24%, 1.24%, 0.46%, and 0.25%, respectively. For the years ended March 31, 2023 - 2019, the ratios of operating expenses excluding withholding tax expense and refund, allocated credit facility fees and interest expense to average partners’ capital were 2.12%, 2.44%, 2.46%, 2.30%, and 2.13%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the year ended March 31, 2023

9.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

See Notes 8 and 12 of the Notes to Financial Statements for the Master Fund for additional information related to the Master Fund’s transaction with Beneficient and related subsequent events.

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Partners of
Hatteras Core Alternatives Fund, L.P.,
Hatteras Core Alternatives TEI Fund, L.P.,
Hatteras Core Alternatives Institutional Fund, L.P., and
Hatteras Core Alternatives TEI Institutional Fund, L.P.

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and partners’ capital of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives Institutional Fund, L.P. as of March 31, 2023, the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital for each of the two years in the period then ended, the related notes, and the financial highlights (as presented in Note 8 to the financial statements) for each of the five years in the period then ended.

We have also audited the consolidated statements of assets, liabilities and partners’ capital of Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. (collectively with Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives Institutional Fund, L.P., the “Feeder Funds”) as of March 31, 2023, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in partners’ capital for each of the two years in the period then ended, the related notes, and the consolidated financial highlights (as presented in Note 8 to the financial statements) for each of the five years in the period then ended (collectively with Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives Institutional Fund, L.P. referred to as the “financial statements”).

In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Feeder Funds as of March 31, 2023, the results of their operations and their cash flows for the year then ended, the changes in partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Feeder Funds’ management. Our responsibility is to express an opinion on the Feeder Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Feeder Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian or by other auditing procedures as appropriate in the circumstances. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more funds advised by Hatteras Investment Partners, LP since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 30, 2023

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, is set forth below. The business address of each Director is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds’ Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Investment Partners, LP (2014 to Present); Co-Founder of Hatteras Investment Partners, LP and its affiliated entities (“Hatteras Funds”) in 2003.	5
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	5
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present).	5
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to 2015).	5
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	5

[1]	The “Fund Complex” consists of, as of March 31, 2023, the Feeder Funds and the Master Fund
[2]	Deemed to be an “Interested” Director of the Feeder Funds because of his affiliations with Hatteras Investment Partners.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Kevin Hourihan[2] October 1978	Chief Compliance Officer	Since 2022

Senior Principal Consultant, ACA Global LLC (2022 to present), Chief Compliance Officer of Ashmore Funds, Ashmore Group (2017 to 2022), Investment Management Chief Compliance Offer, Ashmore Equities Investment Management (2015 to 2019).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Investment Partners, LP (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations, Hatteras Investment Partners, LP (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of March 31, 2023, the Feeder Funds and the Master Fund.
[2]	William Woolverton resigned as Chief Compliance Officer effective October 7, 2022 and Kevin Hourihan was appointed as Chief Compliance Officer effective October 7, 2022.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2022 or to obtain a free copy of the Master Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Feeder Funds’ Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the year ended March 31, 2023

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

As of and for the year ended March 31, 2023

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Partners’ Capital	2
Statement of Operations	3
Statements of Changes in Partners’ Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-13
Report of Independent Registered Public Accounting Firm	14
Board of Directors (Unaudited)	15
Fund Management (Unaudited)	16
Other Information (Unaudited)	17

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HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

March 31, 2023

INVESTMENTS AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

Investments in Private Preferred Equity — (100.28%)	Shares	Cost	Fair Value
The Beneficient Company Group, L.P. - Preferred Series B-2 Unit Accounts (a)(b)		$306,517,325	$327,430,767
Total Investments in Private Preferred Equity		306,517,325	327,430,767

Total Investments — (100.28%)		306,517,325	327,430,767
Liabilities in Excess of Other Assets — (-0.28%)			(910,304)
Partners’ Capital — (100.00%)			$326,520,463

(a)	Private Preferred Equity security has limited resale or redemptions terms.
(b)	Investment is categorized as Level 3 per the Fund’s fair value hierarchy. See Note 2 for details.

See notes to financial statements.

1

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

March 31, 2023

Assets
Investments at fair value (cost $306,517,325)	$327,430,767
Cash and cash equivalents	893,003
Dividends and interest receivable	2,222
Prepaid assets	203
Total assets	$328,326,195
Liabilities and partners’ capital
Performance allocation payable	711,041
Management fee payable	814,555
Professional fees payable	155,048
Accounting, administration and transfer agency fees payable	106,374
Custodian fees payable	6,393
Compliance consulting fees payable	10,500
Other accrued expenses	1,821
Total liabilities	1,805,732
Partners’ capital	326,520,463
Total liabilities and partners’ capital	$328,326,195

See notes to financial statements.

2

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Operations

For the Year Ended March 31, 2023

Investment income
Interest	$13,813
Total investment income	13,813
Operating expenses
Management fee	3,223,961
Professional fees	242,268
Accounting, administration and transfer agency fees	407,643
Directors expense	392,445
Risk management expense	117,220
Compliance consulting fees	63,105
Custodian fees	29,782
Printing expense	2,441
Other expenses	8,380
Tax expenses, net*	(604,278)
Total operating expenses	3,882,967
Net investment income/(loss)	(3,869,154)
Net realized gain/(loss) from Adviser Funds, securities and foreign exchange transactions and change in unrealized appreciation on investments
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	161,324
Net change in unrealized appreciation/depreciation on investments	15,971,941
Net realized gain/(loss) in Adviser Funds, securities and foreign exchange transactions and change in unrealized appreciation/depreciation on investments	16,133,265
Net increase/(decrease) in partners’ capital resulting from operations	$12,264,111

*	Tax expenses, net includes tax payments for $2,276 and refunds related to prior years for $606,554.

See notes to financial statements.

3

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the years ended March 31, 2022 and 2023

	General Partners’ Capital	Limited Partners’ Capital	Total Partners’ Capital
Partners’ capital, at March 31, 2021	$—	$325,544,191	$325,544,191
Capital contributions	—	751,306	751,306
Capital withdrawals	(2,850,484)	(38,077,152)	(40,927,636)
Net investment income/(loss)	—	(3,320,160)	(3,320,160)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	11,235,900	11,235,900
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	23,617,057	23,617,057
Performance allocation	2,850,484	(2,850,484)	—
Partners’ capital, at March 31, 2022	$—	$316,900,658	$316,900,658
Capital contributions	—	—	—
Capital withdrawals	(552,155)	(2,092,151)	(2,644,306)
Net investment income/(loss)	—	(3,869,154)	(3,869,154)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	161,324	161,324
Net change in unrealized appreciation/(depreciation) on investments	—	15,971,941	15,971,941
Performance allocation	552,155	(552,155)	—
Partners’ capital, at March 31, 2023	$—	$326,520,463	$326,520,463

See notes to financial statements.

4

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Cash Flows

For the Year Ended March 31, 2023

Cash flows from operating activities:
Net increase / (decrease) in partners’ capital resulting from operations	$12,264,111
Adjustments to reconcile net increase / (decrease) in partners’ capital resulting from operations to net cash provided by operating activities:
Proceeds from redemptions, sales, or other dispositions of securities, net of change in related receivables	3,916,850
Net realized (gain) / loss from investments in Adviser Funds, securities and foreign exchange transactions	(161,324)
Net change in unrealized appreciation / depreciation on investments	(15,971,941)
(Increase) / Decrease in dividends and interest receivable	(2,214)
(Increase) / Decrease in prepaid assets	(139)
Increase / (Decrease) in management fee payable	549,284
Increase / (Decrease) in professional fees payable	(100,372)
Increase / (Decrease) in accounting, administration and transfer agency fees payable	(24,887)
Increase / (Decrease) in risk management fees payable	(39,860)
Increase / (Decrease) in custodian fees payable	2,950
Increase / (Decrease) in compliance consulting fees payable	105
Increase / (Decrease) in other accrued expenses	(339)
Net cash provided by operating activities	432,224
Cash flows from financing activities:
Capital contributions	—
Capital withdrawals, net of change in withdrawals payable and performance allocation	(2,092,152)
Net cash used in financing activities	(2,092,152)
Net change in cash and cash equivalents	(1,659,928)
Cash and cash equivalents at beginning of year	2,552,931
Cash and cash equivalents at end of year	$893,003

See notes to financial statements.

5

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the year ended March 31, 2023

1.	ORGANIZATION

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund is managed by as Hatteras Investment Partners, LP (the “Investment Manager” or the “General Partner”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund’s secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser by becoming a participant in an investment vehicle operated by such Adviser (each an “Adviser Fund”, collectively, the “Adviser Funds”) which includes exchange-traded funds (“ETFs”), hedge funds, and investment funds.

The Master Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”).

The Master Fund has an appointed Board of Directors (the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

At the meeting of the Master Fund and Feeder Funds’ Board held on December 7, 2021, by an unanimous vote, the Board approved a Plan of Liquidation of the Master Fund and the Feeder Funds. See Note 8 of the Notes to Financial Statements for the Master Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Master Fund’s accounting and reporting policies conform with GAAP.

b.	Cash and Cash Equivalents

Cash and cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments

The Master Fund’s valuation procedures have been approved by the Board. The valuation procedures are implemented by the Master Fund’s Investment Manager and the Master Fund’s third party administrator, which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Investment Manager’s fair value pricing procedures, subject to oversight by the Board of Directors.

6

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

Investments held by the Master Fund include:

●

Investments in Adviser Funds — The Master Fund values interests in the Adviser Funds at fair value, using the net asset value (“NAV”) or pro rata interest in the members’ capital of the Adviser Funds as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Adviser Funds, which ordinarily will be the value determined by their respective investment managers. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds’ investment managers as required by the Adviser Funds’ offering documents. If the Investment Manager and Sub-Adviser determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under the Master Fund’s valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Adviser Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued based on the best information available at the time the Master Fund’s partners’ capital is calculated. The Investment Manager has established procedures for reviewing the effect on the Master Fund’s partners’ capital due to the timing of the reported value of interests received for certain Adviser Funds. The Master Fund did not hold any Adviser Funds as of March 31, 2023.

●

Investments in Securities — Securities traded on one or more of the United States (“U.S.”) national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Money market funds are valued daily at their net asset value.

●

Investments in Private Preferred Equity — The Master Fund values interests in Private Preferred Equity Investments, the Beneficient Preferred Series B-2 Unit Accounts, using the capital account balance provided by the issuer, representing the interests of Adviser Funds contributed in-kind plus the accrued preferred return.

The Master Fund classifies its assets and liabilities in accordance with ASC 820 — Fair Value Measurement. The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s assets and liabilities. The inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities that the Master Fund has the ability to access.

●

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

●

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

7

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

The following table presents the Master Fund’s fair value hierarchy for those assets and liabilities measured at fair value as of March 31, 2023.

Investments at Value	Level 1	Level 2	Level 3	Total
Investment Type
Private Preferred Equity	$—	$—	$327,430,767	$327,430,767
Total Investments	$—	$—	$327,430,767	$327,430,767

The following reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balance as of March 31, 2022	Transfers into/ (out of)	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of March 31, 2023
Private Preferred Equity	$ 315,217,121	$ —	$ 161,324	$ 15,971,941	$ —	$ —	$ (3,919,619)	$ 327,430,767
Total Level 3 Investments	$ 315,217,121	$ —	$ 161,324	$ 15,971,941	$ —	$ —	$ (3,919,619)	$ 327,430,767

The net realized gain/(loss) and change in unrealized appreciation/depreciation in the table above are reflected on the Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2023 is $15,971,941.

The following is a summary of qualitative information about the significant unobservable inputs for Level 3 Fair Value measurements as of March 31, 2023:

Type of Level 3 Investment	Fair Value as of March 31, 2023	Unobservable Input	Range	Weighted Average of Unobservable Inputs
Private Preferred Equity	$327,430,767	Transaction Price, plus accrued interest	N/A	N/A
Total Level 3 Investments	$327,430,767

The Master Fund’s investments reflect their estimated fair value, which for investments in private preferred equity is the capital account balance provided by the issuer, representing the interests of Adviser Funds contributed in-kind (“Transaction Price”) plus accrued preferred return (“accrued interest”).

d.	Investment Transactions and Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Capital gain distributions received are recorded as capital gains as soon as information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Adviser Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis, when available. For Adviser Funds that are not unitized, the cost relieved to calculate realized gains and losses is based on percentage of capital redeemed.

8

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

d.	Investment Transactions and Income (concluded)

Distributions received from Adviser Funds are recorded on the effective date, based on the character determined by the underlying partnership. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.	Foreign Currency

Investments in Adviser Funds, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.	Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

g.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Master Fund’s tax years ended December 31, 2019 through December 31, 2022, the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of March 31, 2023, and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date March 31, 2023. The tax basis for the Adviser Funds carried over to Beneficient Preferred Series B-2 Unit Accounts.

h.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

9

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

3.	ALLOCATION OF PARTNERS’ CAPITAL

Net profits or net losses of the Master Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.	REPURCHASE OF LIMITED PARTNERS’ INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. After the Board approval of the Plan of Liquidation at the meeting of the Master Fund’s Board held on December 7, 2021, the Master Fund does not expect to make any offer to repurchase interests of Limited Partners prior to its final distribution of any remaining proceeds.

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, and pursuant to the terms of the investment management agreement between the Master Fund and the Investment Manager (the “Advisory Agreement”). Under the Advisory Agreement the Investment Manager is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for the advisory and other services provided by the Investment Manager, the Master Fund pays the Investment Manager a management fee (the “Management Fee”) equal to 1.00% on an annualized basis of the aggregate value of its partners’ capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

During the year end March 31, 2023, the Adviser and the Fund engaged Portfolio Advisers, LLC (“Sub-Adviser”) as a sub-adviser to the Fund. The Master Fund did not pay the Sub-Adviser directly, but rather Sub-Adviser was entitled to a portion of the Management Fee received by the Investment Manager. The Investment Manager terminated the relationship with the Sub-Adviser effective June 30, 2022.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of each Limited Partner’s interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the last calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak”, or “high watermark” basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the year ended March 31, 2023, a Performance Allocation of $552,155 was accrued or earned.

Each member of the Board who is not an “interested person” of the Master Fund (“Independent Director”), as defined by the 1940 Act, receives an annual retainer. The allocation of the retainer to the Master Fund is based on the assets under management of all of the affiliated funds and trusts that the Board oversees. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Master Fund has engaged a third party to provide compliance services including the appointment of the Fund’s Chief Compliance Officer. On April 7, 2022, the Fund’s compliance service provider, Cipperman Compliance Services (“Cipperman”) was acquired by Foreside Financial Group, LLC (“Foreside”). On May 31, 2022, the Fund’s compliance service provider, Foreside was acquired by Adviser Compliance Associates, LLC doing business as ACA Group (“ACA”). ACA is paid an annual fee of $63,000 for services provided.

10

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

6.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) an administration fee based on the month-end partners’ capital of the Master Fund. Fund Services also provides regulatory administrative services and accounting. UMB Fund Services, Inc. (“UMBFS”) provides transfer agency functions, and shareholder services. For the year ended March 31, 2023, the total accounting, administration and transfer agency fees were $407,643.

U.S. Bank, N.A. (“USB”) serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

7.	INVESTMENT TRANSACTIONS

There were no purchases of Adviser Funds and securities for the year ended March 31, 2023. The total proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities for the year ended March 31, 2023 amounted to $3,919,619. The cost of investments in Adviser Funds for the U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as it amounts of taxable income allocated to the Master Fund as of March 31, 2023.

The Master Fund invests substantially all of its available capital in Private Investments. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8. BENEFICIENT TRANSACTION

On December 7, 2021, the Hatteras Master Fund, L.P. exchanged interests in the Adviser Funds for Beneficient Preferred Series B-2 Unit Accounts and entered into a Registration Rights Agreement with the Beneficient Company Group, L.P. The Beneficient Company Group, L.P. is a Delaware limited partnership that provides private trust solutions, including a suite of lending and liquidity products, to owners of alternative assets in need of liquidity. Initially, the transaction’s Estimated Closing NAV utilized a reference date of September 30, 2021. The transaction’s Adjusted Closing NAV, reflecting the Adviser Funds’ net asset value as of December 31, 2021, was finalized on September 1, 2022. The Beneficient Preferred Series B-2 Unit Accounts earn 5.0% per annum, compounding quarterly, and are intended to serve as an intermediate step towards providing final liquidity in the form of cash proceeds to the Master Fund.

The Master Fund’s position in the Beneficient Preferred Series B-2 Unit Accounts will convert to Beneficient Class A common stock following the completion of the business combination with Avalon Acquisition Inc. The closing of the business combination is subject to approval by Avalon’s stockholders and the satisfaction or waiver (as applicable) of other customary closing conditions. Upon the closing of the Business Combination, it is expected that Beneficient will be a publicly listed company. After Beneficient’s public listing the Master Fund intends to sell its Beneficient Class A common stock via an underwritten offering, however, the underwritten offering may occur at a later date than the public listing event or there may be a reduction of the underwritten offering which would require sales to be executed via the public markets or in privately negotiated block trades. The Master Fund will be subject to the volatility of the publicly traded share price of the Beneficient Class A common stock for some period of time prior to selling the position and during the period while the Class A common stock is being sold. After Beneficient’s public listing, the market price for the security may be subject to significant fluctuations in response to numerous factors such as lack of liquidity, general market volatility, and numerous other factors unrelated to the operating performance of the issuer. An estimate of the market price or the extent of the market fluctuation cannot be made. From the effective date of the Plan of Liquidation onward, the Master Fund shall bear all expenses incurred in carrying out the Plan of Liquidation. As of March 31, 2023, the Master Fund’s ownership of The Beneficient Company Group, L.P. was 12.18%.

11

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the year ended March 31, 2023

9.	INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Master Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Master Fund’s investments. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Adviser Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

The Master Fund’s investments may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Master Fund’s partners’ capital.

Concentration risk: On December 7, 2021, the Master Fund exchanged interests in the Adviser Funds for Beneficient Preferred Series B-2 Unit Accounts, which is the Master Fund’s only investment as of March 31, 2023. As a result, the Master Fund’s performance and credit risk is concentrated in this investment and such risks are higher than a diversified portfolio. See Note 8 for additional details regarding the Beneficient transaction.

11.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions and Performance Allocation.

12

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the year ended March 31, 2023

11.	FINANCIAL HIGHLIGHTS (concluded)

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the Years Ended March 31,
	2023	2022	2021	2020	2019
Total return before Performance Allocation	3.88%	10.51%	39.09%	(9.73)%	10.41%
Total return after Performance Allocation	3.71%	9.61%	37.26%	(9.74)%	9.72%
Partners’ capital, end of year (000’s)	$326,520	$316,901	$305,822	$299,318	$419,786
Portfolio turnover rate	0.00%	108.49%	3.66%	7.96%	9.62%
Ratio of net investment income/(loss), excluding Performance Allocation	(1.20)%	(1.04)%	(0.83)%	(0.53)%	(0.64)%
Ratio of other operating expenses to average partners’ capital, excluding credit facility fees, interest expense, and Performance Allocation	1.21%	1.52%	1.55%	1.43%	1.36%
Ratio of credit facility fees and interest expense to average partners’ capital	0.00%	0.11%	0.10%	0.07%	0.05%
Operating expenses, excluding Performance Allocation	1.21%	1.63%	1.65%	1.50%	1.41%
Performance Allocation	0.17%	0.90%	1.83%	0.01%	0.69%
Total Operating expenses and Performance Allocation	1.38%	2.53%	3.48%	1.51%	2.10%

12.	SUBSEQUENT EVENTS

On May 16, 2023, Avalon Acquisition Inc. (NASDAQ: AVAC) (“Avalon”), a special purpose acquisition company, announced that it has set June 6, 2023 as the meeting date for the special meeting of stockholders (the “Special Meeting”) to approve the previously announced business combination (the “Business Combination”) with The Beneficient Company Group, L.P. (“Beneficient” or “BCG”) and related proposals. At the Special Meeting, Avalon’s stockholders will be asked to approve the Business Combination and other such proposals as disclosed in the definitive proxy statement/prospectus (the “Proxy Statement”) relating to the Business Combination. The closing of the Business Combination is subject to approval by Avalon’s stockholders and the satisfaction or waiver (as applicable) of other customary closing conditions. If the proposals at the Special Meeting are approved, Avalon anticipates that the business combination will close shortly thereafter, subject to the satisfaction or waiver (as applicable) of all other closing conditions. Upon the closing of the Business Combination, it is expected that Beneficient will be a publicly listed company, and its Class A common stock, Series A convertible preferred stock and warrants are expected to begin trading on the Nasdaq under the symbols BENF, BENFP and BENFW, respectively.

The Master Fund’s only investment holding is Beneficient Preferred Series B-2 Unit Accounts. Upon closing of the Business Combination and public listing, the Master Fund’s Beneficient Preferred Series B-2 Unit Accounts will convert to Class A common stock. See Note 8 for additional details regarding the Beneficient transaction.

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to or disclosure in the financial statements.

13

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Partners of Hatteras Master Fund, L.P.

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital, including the schedule of investments, of Hatteras Master Fund, L.P. (the “Master Fund”) as of March 31, 2023, the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital for each of the two years in the period then ended, the related notes, and the financial highlights (as presented in Note 11 to the financial statements) for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Fund as of March 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on the Master Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and counterparty. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more funds advised by Hatteras Investment Partners, LP since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 30, 2023

14

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information is set forth below. The business address of each Director is care of Hatteras Investment Partners, LP 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Investment Partners, LP (2014 to Present); Co-Founder of Hatteras Investment Partners, LP and its affiliated entities (“Hatteras Funds”) in 2003.	5
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	5
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present).	5
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present).	5
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	5

[1]	The “Fund Complex” consists of, as of March 31, 2023, the Feeder Funds and the Master Fund.
[2]	Deemed to be an “interested” Director of the Master Fund because of his affiliations with Hatteras Investment Partners, LP.

15

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Kevin Hourihan[2] October 1978	Chief Compliance Officer	Since 2022

Senior Principal Consultant, ACA Global LLC (2022 to present), Chief Compliance Officer of Ashmore Funds, Ashmore Group (2017 to 2022), Investment Management Chief Compliance Offer, Ashmore Equities Investment Management (2015 to 2019).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Investment Partners, LP (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations, Hatteras Investment Partners, LP (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of March 31, 2023, the Feeder Funds and the Master Fund.
[2]	William Woolverton resigned as Chief Compliance Officer effective October 7, 2022 and Kevin Hourihan was appointed Chief Compliance Officer effective October 7, 2022.

16

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the period ended June 30, 2022 is available at
http://www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

APPROVAL INVESTMENT ADVISORY AGREEMENT

At a meeting of the Master Fund’s Board held on March 17, 2023, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the Investment Advisory Agreement for the Master Fund.

The Independent Directors evaluated the Agreement in light of information they had requested and received from the Adviser prior to the meeting. The Directors reviewed these materials with management of the Adviser and legal counsel to the Independent Directors. The Independent Directors considered whether the renewal of the Agreement would be in the best interests of the Funds and their shareholders and the overall fairness of the Agreement. Among other things, the Independent Directors reviewed information concerning: (1) the nature, extent and quality of services to be provided by Hatteras Investment Partners, LP to the Master Fund; (2) the performance of the Master Fund; (3) the Master Fund’s advisory fee, overall Master Fund expenses, and the profits realized by Hatteras and its affiliates from its relationship with the Master Fund; (4) the extent to which economies of scale will be realized as the Master Fund grows and the extent to which fee levels reflect such economies of scale, if any, for the benefit of the Master Fund’s partners; (5) the ancillary benefits and other factors. The Independent Directors discussed that, while it was important to compare the Funds to other Funds with similar strategies, they also recognized that the Funds were in the process of liquidating and therefore were being managed to provide liquidity to investors rather than in accordance with their investment objective and policies. In their deliberations, the Independent Directors did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Independent Director attributed different weights to the various factors.

The Independent Directors reviewed, and discussed with Hatteras, comparative performance, advisory fee and overall Fund expense information for the Master Fund versus other similar closed-end hedge fund of funds. Management stated that there were few truly comparative funds. Hatteras discussed with the Independent Directors the construction of the comparative fund group. The Independent Directors also compared the Funds’ advisory fee and overall Fund expenses versus a universe of comparable closed-end fund of hedge funds, as compiled by Hatteras. Discussion ensued regarding the fee and expense comparisons.

Nature, Extent and Quality of Services Provided to the Master Fund.

The Independent Directors considered information it believed necessary to assess the nature and quality of services to be provided to the Master Fund by Hatteras. The Independent Directors noted Hatteras will continue to serve in its role as investment adviser to the Master Fund, and that the Master Fund’s current portfolio managers will continue to provide services to the Master Fund. The Independent Directors considered the advisory services and other services to be provided by Hatteras. Discussion ensued regarding Hatteras’s entitlement to the incentive and advisory fee.

Investment Performance of the Master Fund.

The Independent Directors considered the investment performance of the Master Fund. The Independent Directors reviewed the Master Fund’s performance against certain peers, noting that the Fund has a fixed return of 5% gross of fees and expenses as a result of its holding of The Beneficient Company Group, L.P Preferred Series B-2 Unit Accounts in connection with the Plan of Liquidation. The Independent Directors asked several questions about the Master Fund’s performance against certain peers and whether the peer group was properly representative. Mr. Perkins stated that the Adviser believed that the peer group is the most representative possible and noted the peer group includes one additional comparisons than the prior year.

17

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Other Information (Continued)
(Unaudited)

Costs of Services Provided and Profits Realized by Hatteras.

In connection with the Independent Directors’ consideration of the level of the advisory services, the Independent Directors considered a number of factors. The Independent Directors noted that Hatteras is not requesting a change to the advisory fee rate or performance allocation rate to be paid under the Advisory Agreement. Based on current Fund asset levels, management indicated that Hatteras earned a small profit margin providing services to the Master Fund. The Independent Directors considered the relative profitability of Hatteras. The Independent Directors determined that, based on the information provided, Hatteras did not earn excessive profits from its services to the Funds.

The Independent Directors’ analysis of the Master Fund’s advisory fee and overall expenses included a discussion of the Master Fund’s fees. The Independent Directors also considered the fee and expense information provided by the Adviser, including the Adviser’s representations that fees and expenses were reasonable in light of the services rendered and were within the range of fees and expenses charged to similar-managed accounts and funds. In connection with the Independent Directors’ consideration of the level of the advisory fees, the Independent Directors considered a number of factors and determined that the fees and expenses were not unreasonable.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Independent Directors did not consider whether economies of scale might be achieved given that the Funds were no longer accepting new investments due to the pending liquidation of the Funds.

Other Benefits.

In addition to the above factors, the Independent Directors also discussed other benefits received by Hatteras from its management of the Master Fund, including ancillary benefits that could accrue to Hatteras. The Independent Directors noted that Hatteras receives a fund servicing fee for its services as servicing agent to the Master Fund under a fund servicing agreement. It was noted that Hatteras may waive (to all investors on a pro rata basis) or pay to third parties all or a portion of the fund servicing fee in its sole discretion. The Board also noted that Hatteras Capital Distributors, LLC receives service fees from Hatteras. The Board asked several questions and received responses from Management about how internal expenses were allocated for total profitability and to determine the fund servicing fees.

After further discussion, upon motion duly made and seconded, the Board of the Master Fund, including a majority of Independent Directors voting separately, unanimously adopted the following resolutions:

WHEREAS, the terms of the Investment Advisory Agreement (the “Advisory Agreement”) between Hatteras Investment Partners, LP (the “Adviser”) and the Master Fund, are found to be fair and reasonable;

NOW, THEREFORE, BE IT RESOLVED, that the Advisory Agreement with respect to the Funds is approved by a majority of the Directors, including a majority of the Directors who are not interested persons of the Funds or the Adviser (as defined in the Investment Company Act of 1940, as amended) for an additional year.

18

Hatteras Core Alternatives Funds

8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Investment Manager and Fund Servicing Agent

Hatteras Investment Partners, L.P.
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
324 North Water Street, Suite 830
Milwaukee, WI 53202

Fund Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
811 East Wisconsin Ave.
Milwaukee WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Distributor

Hatteras Capital Distributors, LLC
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

HATTERASINVESTMENTPARTNERS.COM / T: 919.846.2324 / F: 919.846.3433

8510 COLONNADE CENTER DRIVE / SUITE 150 / RALEIGH, NC 27615-6520

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, and Thomas Mann are each qualified as “audit committee financial experts” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2023	FYE 03/31/2022
(a)Audit Fees	$35,000	$120,000
(b)Audit-Related Fees	-	-
(c)Tax Fees	$57,000	$107,900
(d)All Other Fees	-	-

(e)	(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

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	FYE 03/31/2023	FYE 03/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

(g)	The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 03/31/2023	FYE 03/31/2022
Registrant	$57,000	$107,900
Registrant’s Investment Adviser	$0	$0

(h)	The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

HATTERAS INVESTMENT PARTNERS, LP

(the “Adviser”)

HATTERAS MASTER FUND, L.P.

(the “Master Fund”)

HATTERAS CORE ALTERNATIVES FUND, L.P.

HATTERAS CORE ALTERNATIVES TEI FUND, L.P.

HATTERAS CORE ALTERNATIVES INSTITUTIONAL FUND, L.P.

HATTERAS CORE ALTERNATIVES TEI INSTITUTIONAL FUND, L.P.

(collectively, the “Feeder Funds”, together with the Master Fund, the “Funds”)

PROXY VOTING POLICY

This statement sets forth the policy of the Investment Managers with respect to the exercise of corporate actions and proxy voting authority.

The Master Fund invests substantially all of its assets in adviser accounts and securities of private investment funds (“Adviser Funds”), which include, but are not limited to, private partnerships, limited liability companies or similar entities managed by advisers (commonly referred to as “hedge funds,” “private equity funds” or “private funds”). Investments in Adviser Funds do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Investment Managers and/or the Master Fund may receive notices from such Adviser Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Adviser Funds’ limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Master Fund receives notices or proxies from Adviser Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy voting responsibilities with respect to the Master Fund’s portfolio securities to the Investment Managers, subject to the board of directors’ general oversight and with the direction that proxies should be voted consistent with the Master Fund’s best economic interests. In general, the Investment Managers believe that voting proxies in accordance with the policies described below will be in the best interests of the Funds. If an analyst, trader or partner of the Investment Managers believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of the Funds, the proxy will be referred to the Investment Managers’ Chief Compliance Officers for a determination of how such proxy should be voted.

The Investment Managers will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Investment Managers will generally vote in favor of management or shareholder proposals that the Investment Managers believe will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

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On non-routine matters, the Investment Managers will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Master Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Investment Managers’ stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Investment Managers’ Chief Compliance Officers for a determination of how such proxy should be voted.

In exercising its voting discretion, the Investment Managers and their employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Investment Managers (or an affiliate of the Investment Managers), any issuer of a security for which the Investment Managers (or an affiliate of the Investment Managers) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Investment Managers (or an affiliate of the Investment Managers) has an existing material contract or business relationship not entered into in the ordinary course of business (the Investment Managers and such other persons having an interest in the matter being called “Interested Persons”), the Investment Managers will make written disclosure of the conflict to the independent directors of the Master Fund indicating how the Investment Managers propose to vote on the matter and the reasons for doing so. If the Investment Managers do not receive timely written instructions as to voting or non-voting on the matter from the Master Fund’s Independent Directors, the Investment Managers may take any of the following actions which they deem to be in the best interests of the Feeder Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Directors if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The voting rights of members of the Master Fund will be substantially similar to those of the limited partners (the “Partners”) of the Feeder Funds. Whenever a Feeder Fund, as a member of the Master Fund, is requested to vote on matters pertaining to the Master Fund, the Feeder Fund will seek voting instructions from its Partners and will vote its Master Fund interest for or against such matters proportionately to the instructions to vote for or against such matters received from its Partners. In the event that a Feeder Fund does not receive voting instructions from its Partners, the portion of that Fund’s Master Fund interest allocable to such Partners will be voted in the same proportions as the portion with respect to which it has received voting instructions.

The Funds are required to file Form N-PX, with their complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Each of the Funds’ Form N-PX filings are available: (i) without charge, upon request, by calling 1-800-390-1560, or (ii) by visiting the SEC’s website at www.sec.gov.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides biographical information about the members of the Investment Committee of the Adviser, (the “Investment Committee”), who are primarily responsible for the day-to-day portfolio management of the Master Fund as of March 31, 2023

Name of Investment Committee Member	Title	Length of Time of Service to the Funds	Business Experience During the Past 5 Years	Role of Investment Committee Member
David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Funds	Since inception	Mr. Perkins has been Chief Executive Officer of Hatteras Investment Partners, LP from 2014 to present and co-founded Hatteras Investment Partners, LP, and its affiliated entities in September 2003. Prior to that, he was co-founder and Managing Partner of CapFinancial Partners, LLC.	Strategic recommendations and portfolio oversight.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Master Fund and the Feeder Funds, for which the members of the Investment Committee are primarily responsible for the day-to-day portfolio management as of March 31, 2023:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance
David B. Perkins	Registered Investment Companies	1	$326,520,463	0	$-
	Other Pooled Investment Vehicles*	5	$ 66,720,994	0	$-
	Other Accounts	2	$255,668,142	0	$-

* The assets in the "Other Pooled Investment Vehicles" section for the designated investment committee member(s) includes committed capital amounts for certain assets.

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Potential Conflicts of Interests

Mr. Perkins is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts and other pooled investment vehicles which may have materially higher, lower or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and/or pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)  Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee may include a combination of the following: (i) fixed annual salary; (ii) a variable portion of the Management Fee paid by the Master Fund to HIP; and (iii) a variable portion of any Performance Allocation allocated to the General Partner of the Master Fund. The Performance Allocation is equal to 10% of the excess of the new net profits of the partner interests in the Master Fund (calculated and accrued monthly and payable annually and calculated separately for each fund that serves as a feeder fund to the Master Fund) over the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year.

(a)(4)  Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of March 31, 2023:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
David B. Perkins	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal year ended March 31, 2023 reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date:	6/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	6/9/2023

By (Signature and Title)	/s/ Allison Zollicoffer
Allison Zollicoffer, Treasurer

Date	6/9/2023

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